Capital and other reserves	6 Months Ended
Jun. 30, 2026
Disclosure of reserves within equity [abstract]
Capital and other reserves
4.7 Capital and other reserves

(CHF in millions)	6/30/2026	12/31/2025

Share premium	760.7	760.8
Legal reserves	67.4	62.4
Equity transaction costs	(8.7)	(8.7)
Tax impact on equity transaction costs	1.3	1.3
Share-based compensation	504.1	473.2
Capital reserves	1,324.7	1,289.0
Foreign currency translation effect	(21.0)	(56.0)
Taxes on foreign currency translation effect	6.3	6.3
Actuarial gains and losses	3.3	3.8
Taxes on actuarial gains and losses	(0.6)	(0.7)
Other reserves	(12.0)	(46.6)